Property and Equipment, Net - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
Property Plant And Equipment [Abstract]
Fixed assets impairment charges		$ 0		$ 0		$ 0
Depreciation of property and equipment	¥ 18,084	$ 2,630,000	¥ 8,805		¥ 3,433